Share-Based Payments - Warrants (Details)		1 Months Ended				3 Months Ended	9 Months Ended		12 Months Ended
	Jan. 04, 2021 kr / shares	Dec. 31, 2021 EquityInstruments kr / shares	Oct. 31, 2021 EquityInstruments	Jun. 30, 2021 EquityInstruments Options	Dec. 31, 2020 EquityInstruments	Jun. 30, 2021 EquityInstruments	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022 kr / shares	Dec. 31, 2022 kr / shares	Dec. 31, 2022 shares kr / shares	Dec. 31, 2022 EquityInstruments kr / shares	Dec. 31, 2022 kr / shares $ / shares	Dec. 31, 2021 EquityInstruments kr / shares	Dec. 31, 2021 EquityInstruments kr / shares $ / shares	Dec. 31, 2020 EquityInstruments kr / shares	Aug. 31, 2022 kr / shares	Feb. 05, 2021 kr / shares	Aug. 10, 2020 kr / shares
Share-Based Payments
Warrants as a percentage of outstanding shares							9.20%	10.60%
Executive management
Share-Based Payments
Warrants granted												491,612
Warrants
Share-Based Payments
Warrants Vesting period							36 months		36 months							36 months
Warrants as a percentage of outstanding shares										11.40%				11.80%	11.80%	13.80%
Warrants granted, price per share | (per share)													$ 2.24	kr 1	$ 5.38	kr 1
Warrants granted							260,000	161,000
Warrants granted		523,599		62,147	1,655						491,612	491,612		63,802	63,802	363,168
Shares that vest monthly (as a percent)							2.78	2.78
Warrants | Executive management
Share-Based Payments
Warrants granted							100,000
Warrants granted			0	62,147										523,599	523,599
Warrants | External consultant
Share-Based Payments
Warrants granted							150,000
Warrants | CIO
Share-Based Payments
Warrants granted												35,000
Warrants | CSO
Share-Based Payments
Warrants granted												25,000
Warrants | CMO
Share-Based Payments
Warrants Vesting period						36 months
Warrants granted						62,147						25,000
Warrants | CBO
Share-Based Payments
Warrants granted												3,125
Ordinary Shares
Share-Based Payments
Nominal value per share prior to stock split | kr / shares	kr 2
Nominal value per share | kr / shares	kr 1	kr 1							kr 1	kr 1	kr 1	kr 1	$ 1	kr 1	$ 1		kr 1	kr 1	kr 1
Ordinary Shares | Warrants
Share-Based Payments
Increase in number of warrants, ratio	36
Warrants granted exercise price, prior to stock split | kr / shares	kr 2
Warrants granted, price per share | kr / shares	kr 1